UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-02258

Eaton Vance Series Trust II

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

April 30, 2014

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance

Income Fund of Boston

Semiannual Report

April 30, 2014

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report April 30, 2014

Eaton Vance

Income Fund of Boston

Table of Contents

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Board of Trustees’ Contract Approval	40

Officers and Trustees	43

Important Notices	44

Eaton Vance

Income Fund of Boston

April 30, 2014

Performance1,2

Portfolio Manager Michael W. Weilheimer, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	06/15/1972	06/15/1972	3.98%	5.65%	14.80%	7.72%
Class A with 4.75% Maximum Sales Charge	—	—	–0.92	0.58	13.70	7.19
Class B at NAV	06/20/2002	06/15/1972	3.44	4.88	13.97	6.92
Class B with 5% Maximum Sales Charge	—	—	–1.56	–0.09	13.73	6.92
Class C at NAV	06/21/2002	06/15/1972	3.61	5.05	14.01	6.94
Class C with 1% Maximum Sales Charge	—	—	2.61	4.06	14.01	6.94
Class I at NAV	07/01/1999	06/15/1972	3.94	5.91	15.14	7.99
Class R at NAV	01/05/2004	06/15/1972	3.86	5.39	14.52	7.45
BofA Merrill Lynch U.S. High Yield Index	—	—	4.76%	6.30%	15.80%	8.68%
BofA Merrill Lynch U.S. High Yield Constrained Index	—	—	4.76	6.29	15.77	8.69

% Total Annual Operating Expense Ratios[3]		Class A	Class B	Class C	Class I	Class R
		1.00%	1.75%	1.75%	0.75%	1.25%

Fund Profile4

Credit Quality (% of bond holdings)5

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to eatonvance.com.

2

Eaton Vance

Income Fund of Boston

April 30, 2014

Endnotes and Additional Disclosures

[1]

BofA Merrill Lynch U.S. High Yield Index is an unmanaged index of below-investment grade U.S. corporate bonds. BofA Merrill Lynch U.S. High Yield Constrained Index is an unmanaged index of below-investment grade U.S. corporate bonds, with issuer exposure capped at 2%. BofA Merrill Lynch® indices not for redistribution or other uses; provided “as is”, without warranties, and with no liability. Eaton Vance has prepared this report, BofAML does not endorse it, or guarantee, review, or endorse Eaton Vance’s products. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[3]	Source: Fund prospectus.

[4]	Fund invests in an affiliated investment company (Portfolio) with the same objective(s) and policies as the Fund. References to investments are to the Portfolio’s holdings.

[5]

Ratings are based on Moody’s, S&P or Fitch, as applicable. If securities are rated differently by the rating agencies, the higher rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment grade quality. Credit ratings are based largely on the rating agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” are not rated by the national rating agencies stated above.

Fund profile subject to change due to active management.

3

Eaton Vance

Income Fund of Boston

April 30, 2014

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2013 – April 30, 2014).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (11/1/13)	Ending Account Value (4/30/14)	Expenses Paid During Period* (11/1/13 – 4/30/14)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,039.80	$5.01	0.99%
Class B	$1,000.00	$1,034.40	$8.78	1.74%
Class C	$1,000.00	$1,036.10	$8.78	1.74%
Class I	$1,000.00	$1,039.40	$3.74	0.74%
Class R	$1,000.00	$1,038.60	$6.27	1.24%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.90	$4.96	0.99%
Class B	$1,000.00	$1,016.20	$8.70	1.74%
Class C	$1,000.00	$1,016.20	$8.70	1.74%
Class I	$1,000.00	$1,021.10	$3.71	0.74%
Class R	$1,000.00	$1,018.60	$6.21	1.24%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2013. The Example reflects the expenses of both the Fund and the Portfolio.

4

Eaton Vance

Income Fund of Boston

April 30, 2014

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2014
Investment in Boston Income Portfolio, at value (identified cost, $4,546,566,857)	$4,786,655,699
Receivable for Fund shares sold	9,670,519
Total assets	$4,796,326,218

Liabilities
Payable for Fund shares redeemed	$24,123,225
Distributions payable	1,728,811
Payable to affiliates:
Distribution and service fees	701,116
Trustees’ fees	42
Accrued expenses	960,741
Total liabilities	$27,513,935
Net Assets	$4,768,812,283

Sources of Net Assets
Paid-in capital	$4,631,108,252
Accumulated net realized loss from Portfolio	(88,044,458)
Accumulated distributions in excess of net investment income	(14,340,353)
Net unrealized appreciation from Portfolio	240,088,842
Total	$4,768,812,283

Class A Shares
Net Assets	$1,948,736,597
Shares Outstanding	318,287,209
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$6.12
Maximum Offering Price Per Share
(100 ÷ 95.25 of net asset value per share)	$6.43

Class B Shares
Net Assets	$35,595,072
Shares Outstanding	5,812,624
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$6.12

Class C Shares
Net Assets	$314,428,469
Shares Outstanding	51,312,057
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$6.13

Class I Shares
Net Assets	$2,434,828,006
Shares Outstanding	397,591,505
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$6.12

Class R Shares
Net Assets	$35,224,139
Shares Outstanding	5,753,519
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$6.12

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

5	See Notes to Financial Statements.

Eaton Vance

Income Fund of Boston

April 30, 2014

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2014
Interest and other income allocated from Portfolio (net of foreign taxes, $8,355)	$149,150,786
Dividends allocated from Portfolio	983,914
Expenses allocated from Portfolio	(14,351,049)
Total investment income from Portfolio	$135,783,651

Expenses
Distribution and service fees
Class A	$2,382,770
Class B	187,196
Class C	1,538,319
Class R	84,472
Trustees’ fees and expenses	250
Custodian fee	34,826
Transfer and dividend disbursing agent fees	2,061,153
Legal and accounting services	49,281
Printing and postage	494,242
Registration fees	102,999
Miscellaneous	17,812
Total expenses	$6,953,320

Net investment income	$128,830,331

Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss) —
Investment transactions	$6,974,709
Swap contracts	2,252,407
Net realized gain	$9,227,116
Change in unrealized appreciation (depreciation) —
Investments	$46,110,243
Swap contracts	(649,887)
Net change in unrealized appreciation (depreciation)	$45,460,356

Net realized and unrealized gain	$54,687,472

Net increase in net assets from operations	$183,517,803

6	See Notes to Financial Statements.

Eaton Vance

Income Fund of Boston

April 30, 2014

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31, 2013
From operations —
Net investment income	$128,830,331	$254,757,267
Net realized gain from investment transactions and swap contracts	9,227,116	96,590,915
Net change in unrealized appreciation (depreciation) from investments and swap contracts	45,460,356	20,405,411
Net increase in net assets from operations	$183,517,803	$371,753,593
Distributions to shareholders —
From net investment income
Class A	$(56,345,041)	$(114,644,773)
Class B	(970,886)	(2,504,191)
Class C	(7,969,021)	(17,084,224)
Class I	(71,543,447)	(130,737,550)
Class R	(957,556)	(2,094,024)
Total distributions to shareholders	$(137,785,951)	$(267,064,762)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$256,385,766	$502,257,734
Class B	467,381	1,093,832
Class C	26,244,272	52,278,234
Class I	568,264,985	839,798,233
Class R	6,112,325	10,613,136
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	53,731,717	108,252,062
Class B	835,492	2,135,601
Class C	7,112,743	14,862,629
Class I	64,303,268	115,142,153
Class R	884,789	1,924,299
Cost of shares redeemed
Class A	(213,295,814)	(830,698,679)
Class B	(3,783,677)	(11,044,457)
Class C	(30,159,042)	(84,083,397)
Class I	(334,665,244)	(1,117,670,641)
Class R	(6,549,224)	(15,857,097)
Net asset value of shares exchanged
Class A	2,266,176	9,677,946
Class B	(2,266,176)	(9,677,946)
Net increase (decrease) in net assets from Fund share transactions	$395,889,737	$(410,996,358)

Net increase (decrease) in net assets	$441,621,589	$(306,307,527)

Net Assets
At beginning of period	$4,327,190,694	$4,633,498,221
At end of period	$4,768,812,283	$4,327,190,694

Accumulated distributions in excess of net investment income included in net assets
At end of period	$(14,340,353)	$(5,384,733)

7	See Notes to Financial Statements.

Eaton Vance

Income Fund of Boston

April 30, 2014

Financial Highlights

	Class A
	Six Months Ended April 30, 2014 (Unaudited)		Year Ended October 31,
			2013	2012	2011	2010	2009
Net asset value — Beginning of period	$6.060		$5.920	$5.720	$5.850	$5.400	$4.330

Income (Loss) From Operations
Net investment income(1)	$0.167		$0.349	$0.355	$0.423	$0.466	$0.459
Net realized and unrealized gain (loss)	0.071		0.156	0.252	(0.103)	0.475	1.119

Total income from operations	$0.238		$0.505	$0.607	$0.320	$0.941	$1.578

Less Distributions
From net investment income	$(0.178)		$(0.365)	$(0.394)	$(0.450)	$(0.491)	$(0.508)
Tax return of capital	—		—	(0.013)	—	—	—

Total distributions	$(0.178)		$(0.365)	$(0.407)	$(0.450)	$(0.491)	$(0.508)

Redemption fees(1)(2)	$—		$—	$—	$0.000 (3)	$0.000 (3)	$0.000 (3)

Net asset value — End of period	$6.120		$6.060	$5.920	$5.720	$5.850	$5.400

Total Return(4)	3.98	%(5)	8.75%	11.00%	5.60%	17.98%	39.78%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,948,737		$1,830,909	$1,997,735	$1,428,797	$1,494,894	$1,382,206
Ratios (as a percentage of average daily net assets):
Expenses(6)(7)	0.99	%(8)	1.00%	1.02%	1.02%	1.04%	1.11%
Net investment income	5.52	%(8)	5.80%	6.12%	7.25%	8.32%	10.10%
Portfolio Turnover of the Portfolio	19	%(5)	56%	64%	70%	75%	74%

(1)	Computed using average shares outstanding.

(2)	Redemption fees were discontinued as of January 1, 2011.

(3)	Amount is less than $0.0005.

(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(5)	Not annualized.

(6)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(8)	Annualized.

8	See Notes to Financial Statements.

Eaton Vance

Income Fund of Boston

April 30, 2014

Financial Highlights — continued

	Class B
	Six Months Ended April 30, 2014 (Unaudited)		Year Ended October 31,
			2013	2012	2011	2010	2009
Net asset value — Beginning of period	$6.070		$5.930	$5.720	$5.860	$5.410	$4.330

Income (Loss) From Operations
Net investment income(1)	$0.144		$0.303	$0.317	$0.382	$0.425	$0.430
Net realized and unrealized gain (loss)	0.062		0.158	0.257	(0.116)	0.477	1.118

Total income from operations	$0.206		$0.461	$0.574	$0.266	$0.902	$1.548

Less Distributions
From net investment income	$(0.156)		$(0.321)	$(0.352)	$(0.406)	$(0.452)	$(0.468)
Tax return of capital	—		—	(0.012)	—	—	—

Total distributions	$(0.156)		$(0.321)	$(0.364)	$(0.406)	$(0.452)	$(0.468)

Redemption fees(1)(2)	$—		$—	$—	$0.000 (3)	$0.000 (3)	$0.000 (3)

Net asset value — End of period	$6.120		$6.070	$5.930	$5.720	$5.860	$5.410

Total Return(4)	3.44	%(5)	7.96%	10.38%	4.63%	17.35%	38.55%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$35,595		$39,996	$56,321	$76,367	$110,968	$113,900
Ratios (as a percentage of average daily net assets):
Expenses(6)(7)	1.74	%(8)	1.75%	1.77%	1.77%	1.79%	1.86%
Net investment income	4.78	%(8)	5.04%	5.48%	6.53%	7.59%	9.51%
Portfolio Turnover of the Portfolio	19	%(5)	56%	64%	70%	75%	74%

(1)	Computed using average shares outstanding.

(2)	Redemption fees were discontinued as of January 1, 2011.

(3)	Amount is less than $0.0005.

(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(5)	Not annualized.

(6)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(8)	Annualized.

9	See Notes to Financial Statements.

Eaton Vance

Income Fund of Boston

April 30, 2014

Financial Highlights — continued

	Class C
	Six Months Ended April 30, 2014 (Unaudited)		Year Ended October 31,
			2013	2012	2011	2010	2009
Net asset value — Beginning of period	$6.070		$5.930	$5.720	$5.860	$5.410	$4.330

Income (Loss) From Operations
Net investment income(1)	$0.144		$0.303	$0.313	$0.380	$0.424	$0.430
Net realized and unrealized gain (loss)	0.072		0.158	0.261	(0.114)	0.478	1.119

Total income from operations	$0.216		$0.461	$0.574	$0.266	$0.902	$1.549

Less Distributions
From net investment income	$(0.156)		$(0.321)	$(0.352)	$(0.406)	$(0.452)	$(0.469)
Tax return of capital	—		—	(0.012)	—	—	—

Total distributions	$(0.156)		$(0.321)	$(0.364)	$(0.406)	$(0.452)	$(0.469)

Redemption fees(1)(2)	$—		$—	$—	$0.000 (3)	$0.000 (3)	$0.000 (3)

Net asset value — End of period	$6.130		$6.070	$5.930	$5.720	$5.860	$5.410

Total Return(4)	3.61	%(5)	7.95%	10.37%	4.63%	17.34%	38.58%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$314,428		$308,296	$318,029	$247,649	$255,375	$210,403
Ratios (as a percentage of average daily net assets):
Expenses(6)(7)	1.74	%(8)	1.75%	1.77%	1.77%	1.79%	1.86%
Net investment income	4.78	%(8)	5.04%	5.39%	6.50%	7.55%	9.42%
Portfolio Turnover of the Portfolio	19	%(5)	56%	64%	70%	75%	74%

(1)	Computed using average shares outstanding.

(2)	Redemption fees were discontinued as of January 1, 2011.

(3)	Amount is less than $0.0005.

(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(5)	Not annualized.

(6)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(8)	Annualized.

10	See Notes to Financial Statements.

Eaton Vance

Income Fund of Boston

April 30, 2014

Financial Highlights — continued

	Class I
	Six Months Ended April 30, 2014 (Unaudited)		Year Ended October 31,
			2013	2012	2011	2010	2009
Net asset value — Beginning of period	$6.070		$5.930	$5.720	$5.860	$5.410	$4.330

Income (Loss) From Operations
Net investment income(1)	$0.174		$0.363	$0.367	$0.434	$0.477	$0.473
Net realized and unrealized gain (loss)	0.062		0.157	0.265	(0.109)	0.478	1.128

Total income from operations	$0.236		$0.520	$0.632	$0.325	$0.955	$1.601

Less Distributions
From net investment income	$(0.186)		$(0.380)	$(0.409)	$(0.465)	$(0.505)	$(0.521)
Tax return of capital	—		—	(0.013)	—	—	—

Total distributions	$(0.186)		$(0.380)	$(0.422)	$(0.465)	$(0.505)	$(0.521)

Redemption fees(1)(2)	$—		$—	$—	$0.000 (3)	$0.000 (3)	$0.000 (3)

Net asset value — End of period	$6.120		$6.070	$5.930	$5.720	$5.860	$5.410

Total Return(4)	3.94	%(5)	9.01%	11.46%	5.68%	18.47%	40.20%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$2,434,828		$2,113,533	$2,224,443	$1,179,925	$705,118	$410,590
Ratios (as a percentage of average daily net assets):
Expenses(6)(7)	0.74	%(8)	0.75%	0.77%	0.77%	0.79%	0.86%
Net investment income	5.76	%(8)	6.04%	6.32%	7.45%	8.49%	10.43%
Portfolio Turnover of the Portfolio	19	%(5)	56%	64%	70%	75%	74%

(1)	Computed using average shares outstanding.

(2)	Redemption fees were discontinued as of January 1, 2011.

(3)	Amount is less than $0.0005.

(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(5)	Not annualized.

(6)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(8)	Annualized.

11	See Notes to Financial Statements.

Eaton Vance

Income Fund of Boston

April 30, 2014

Financial Highlights — continued

	Class R
	Six Months Ended April 30, 2014 (Unaudited)		Year Ended October 31,
			2013	2012	2011	2010	2009
Net asset value — Beginning of period	$6.060		$5.920	$5.720	$5.850	$5.400	$4.330

Income (Loss) From Operations
Net investment income(1)	$0.159		$0.333	$0.342	$0.408	$0.452	$0.450
Net realized and unrealized gain (loss)	0.072		0.157	0.251	(0.103)	0.475	1.115

Total income from operations	$0.231		$0.490	$0.593	$0.305	$0.927	$1.565

Less Distributions
From net investment income	$(0.171)		$(0.350)	$(0.381)	$(0.435)	$(0.477)	$(0.495)
Tax return of capital	—		—	(0.012)	—	—	—

Total distributions	$(0.171)		$(0.350)	$(0.393)	$(0.435)	$(0.477)	$(0.495)

Redemption fees(1)(2)	$—		$—	$—	$0.000 (3)	$0.000 (3)	$0.000 (3)

Net asset value — End of period	$6.120		$6.060	$5.920	$5.720	$5.850	$5.400

Total Return(4)	3.86	%(5)	8.48%	10.73%	5.33%	17.69%	39.38%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$35,224		$34,457	$36,971	$31,668	$29,793	$20,008
Ratios (as a percentage of average daily net assets):
Expenses(6)(7)	1.24	%(8)	1.25%	1.27%	1.27%	1.29%	1.36%
Net investment income	5.27	%(8)	5.54%	5.90%	6.99%	8.05%	9.85%
Portfolio Turnover of the Portfolio	19	%(5)	56%	64%	70%	75%	74%

(1)	Computed using average shares outstanding.

(2)	Redemption fees were discontinued as of January 1, 2011.

(3)	Amount is less than $0.0005.

(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(5)	Not annualized.

(6)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(8)	Annualized.

12	See Notes to Financial Statements.

Eaton Vance

Income Fund of Boston

April 30, 2014

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Income Fund of Boston (the Fund) is a diversified series of Eaton Vance Series Trust II (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers five classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I and Class R shares are sold at net asset value and are not subject to a sales charge. Class B shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Beginning January 1, 2012, Class B shares are only available for purchase upon exchange from another Eaton Vance fund or through reinvestment of distributions. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in Boston Income Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objectives and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (89.2% at April 30, 2014). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

B  Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. At October 31, 2013, the Fund, for federal income tax purposes, had a capital loss carryforward of $78,205,757 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryforward will expire on October 31, 2017 ($76,154,747) and October 31, 2019 ($2,051,010). In addition, such capital loss carryforward cannot be utilized prior to the utilization of new capital losses, if any, created after October 31, 2013.

As of April 30, 2014, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  Other — Investment transactions are accounted for on a trade date basis. Dividends to shareholders are recorded on the ex-dividend date.

13

Eaton Vance

Income Fund of Boston

April 30, 2014

Notes to Financial Statements (Unaudited) — continued

I  Interim Financial Statements — The interim financial statements relating to April 30, 2014 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders

The Fund declares dividends daily to shareholders of record at the time of declaration. Distributions are generally paid monthly. Distributions of realized capital gains (reduced by available capital loss carryforwards) are made at least annually. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3  Transactions with Affiliates

Eaton Vance Management (EVM) serves as the administrator to the Fund, but receives no compensation. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report. EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended April 30, 2014, EVM earned $29,549 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $81,629 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2014. EVD also received distribution and service fees from Class A, Class B, Class C and Class R shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2014 amounted to $2,382,770 for Class A shares. The Fund also has in effect distribution plans for Class B shares (Class B Plan), Class C shares (Class C Plan) and Class R shares (Class R Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class B and Class C Plans, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended April 30, 2014, the Fund paid or accrued to EVD $140,397 and $1,153,739 for Class B and Class C shares, respectively. The Class R Plan requires the Fund to pay EVD an amount equal to 0.50% per annum of its average daily net assets attributable to Class R shares for providing ongoing distribution services and facilities to the Fund. The Trustees of the Trust have currently limited Class R distribution payments to 0.25% per annum of the average daily net assets attributable to Class R shares. For the six months ended April 30, 2014, the Fund paid or accrued to EVD $42,236 for Class R shares.

Pursuant to the Class B, Class C and Class R Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended April 30, 2014 amounted to $46,799, $384,580 and $42,236 for Class B, Class C and Class R shares, respectively.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority’s NASD Conduct Rule 2830(d) and for Class B, are further limited to a 5% maximum sales charge as determined in accordance with such rule.

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are

14

Eaton Vance

Income Fund of Boston

April 30, 2014

Notes to Financial Statements (Unaudited) — continued

subject to a 1% CDSC if redeemed within one year of purchase. For the six months ended April 30, 2014, the Fund was informed that EVD received approximately $16,000, $29,000 and $11,000 of CDSCs paid by Class A, Class B and Class C shareholders, respectively.

6  Investment Transactions

For the six months ended April 30, 2014, increases and decreases in the Fund’s investment in the Portfolio aggregated $413,170,458 and $140,418,857, respectively.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31, 2013

Sales	42,250,950	83,377,373
Issued to shareholders electing to receive payments of distributions in Fund shares	8,819,685	18,005,746
Redemptions	(35,061,522)	(138,330,386)
Exchange from Class B shares	372,235	1,610,506

Net increase (decrease)	16,381,348	(35,336,761)

Class B	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31, 2013

Sales	76,860	181,759
Issued to shareholders electing to receive payments of distributions in Fund shares	137,172	355,022
Redemptions	(622,225)	(1,836,143)
Exchange to Class A shares	(372,158)	(1,609,961)

Net decrease	(780,351)	(2,909,323)

Class C	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31, 2013

Sales	4,310,002	8,674,887
Issued to shareholders electing to receive payments of distributions in Fund shares	1,166,932	2,469,126
Redemptions	(4,952,623)	(13,981,525)

Net increase (decrease)	524,311	(2,837,512)

15

Eaton Vance

Income Fund of Boston

April 30, 2014

Notes to Financial Statements (Unaudited) — continued

Class I	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31, 2013

Sales	93,594,396	139,698,526
Issued to shareholders electing to receive payments of distributions in Fund shares	10,554,049	19,141,768
Redemptions	(54,987,447)	(185,799,682)

Net increase (decrease)	49,160,998	(26,959,388)

Class R	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31, 2013

Sales	1,002,785	1,765,898
Issued to shareholders electing to receive payments of distributions in Fund shares	145,236	320,068
Redemptions	(1,076,273)	(2,645,284)

Net increase (decrease)	71,748	(559,318)

16

Boston Income Portfolio

April 30, 2014

Portfolio of Investments (Unaudited)

Corporate Bonds & Notes — 86.5%

Security	Principal Amount (000’s omitted)	Value

Aerospace — 1.3%
Alliant Techsystems, Inc., 5.25%, 10/1/21(1)	$6,870	$7,161,975
Bombardier, Inc., 4.75%, 4/15/19(1)	5,480	5,582,750
Bombardier, Inc., 6.00%, 10/15/22(1)	5,550	5,654,063
Bombardier, Inc., 6.125%, 1/15/23(1)	5,550	5,702,625
GenCorp, Inc., 7.125%, 3/15/21	8,485	9,248,650
Huntington Ingalls Industries, Inc., 7.125%, 3/15/21	11,745	13,007,587
TransDigm, Inc., 7.75%, 12/15/18	23,210	24,834,700

		$71,192,350

Automotive & Auto Parts — 2.4%
American Axle & Manufacturing, Inc., 5.125%, 2/15/19	$3,205	$3,373,262
Chrysler Group, LLC, 8.00%, 6/15/19(1)	11,100	12,210,000
Chrysler Group, LLC, 8.25%, 6/15/21	15,955	18,009,206
Chrysler Group, LLC, 8.25%, 6/15/21(1)	18,955	21,395,456
Ford Motor Credit Co., LLC, 12.00%, 5/15/15	4,785	5,339,639
General Motors Financial Co., Inc., 3.25%, 5/15/18	1,780	1,804,475
General Motors Financial Co., Inc., 4.25%, 5/15/23	4,785	4,707,244
General Motors Financial Co., Inc., 4.75%, 8/15/17	1,955	2,096,738
General Motors Financial Co., Inc., 6.75%, 6/1/18	4,760	5,438,300
Navistar International Corp., 8.25%, 11/1/21	20,620	21,058,175
Schaeffler Finance Holding BV, 6.875%, 8/15/18(1)(2)	28,300	30,174,875
Tomkins, LLC/Tomkins, Inc., 9.00%, 10/1/18	1,817	1,957,818

		$127,565,188

Banks & Thrifts — 0.2%
JPMorgan Chase & Co., 6.75% to 2/1/24, 12/31/49(3)	$13,955	$14,862,075

		$14,862,075

Broadcasting — 1.3%
AMC Networks, Inc., 4.75%, 12/15/22	$5,720	$5,734,300
AMC Networks, Inc., 7.75%, 7/15/21	7,635	8,589,375
Clear Channel Communications, Inc., 11.25%, 3/1/21	19,630	22,206,437
Crown Media Holdings, Inc., 10.50%, 7/15/19	5,400	6,156,000
LBI Media, Inc., 10.00%, 4/15/19(1)	6,460	6,783,000
LBI Media, Inc., 13.50%, (4.25% Cash, 9.25% PIK), 4/15/20(1)	852	809,362
Sirius XM Radio, Inc., 5.875%, 10/1/20(1)	7,385	7,726,556
Starz, LLC/Starz Finance Corp., 5.00%, 9/15/19	12,575	13,093,719

		$71,098,749

Security	Principal Amount (000’s omitted)	Value

Building Materials — 1.8%
Builders FirstSource, Inc., 7.625%, 6/1/21(1)	$11,015	$11,868,662
HD Supply, Inc., 7.50%, 7/15/20	12,160	13,224,000
HD Supply, Inc., 8.125%, 4/15/19	4,110	4,572,375
Interface, Inc., 7.625%, 12/1/18	2,839	3,027,084
Interline Brands, Inc., 10.00%, 11/15/18(2)	17,150	18,736,375
Nortek, Inc., 8.50%, 4/15/21	6,240	6,910,800
Nortek, Inc., 10.00%, 12/1/18	8,590	9,406,050
Rexel SA, 5.25%, 6/15/20(1)	13,925	14,412,375
Rexel SA, 6.125%, 12/15/19(1)	4,590	4,888,350
USG Corp., 5.875%, 11/1/21(1)	7,265	7,728,144

		$94,774,215

Cable / Satellite TV — 3.7%
Cablevision Systems Corp., 5.875%, 9/15/22	$10,000	$10,175,000
Cablevision Systems Corp., 7.75%, 4/15/18	7,985	9,082,938
CCO Holdings, LLC/CCO Holdings Capital Corp., 5.25%, 9/30/22	12,245	12,290,919
CCO Holdings, LLC/CCO Holdings Capital Corp., 5.75%, 1/15/24	10,385	10,501,831
CCO Holdings, LLC/CCO Holdings Capital Corp., 6.50%, 4/30/21	6,490	6,952,413
CCO Holdings, LLC/CCO Holdings Capital Corp., 7.25%, 10/30/17	10,850	11,514,562
CCO Holdings, LLC/CCO Holdings Capital Corp., 7.375%, 6/1/20	12,875	14,178,594
CCO Holdings, LLC/CCO Holdings Capital Corp., 8.125%, 4/30/20	940	1,032,825
CSC Holdings, LLC, 6.75%, 11/15/21	11,715	13,106,156
DISH DBS Corp., 5.875%, 7/15/22	18,270	19,754,437
DISH DBS Corp., 6.75%, 6/1/21	29,805	33,754,162
Mediacom, LLC/Mediacom Capital Corp., 9.125%, 8/15/19	2,810	3,010,213
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 5.50%, 1/15/23(1)	13,345	13,545,175
UPCB Finance V, Ltd., 7.25%, 11/15/21(1)	10,970	12,149,275
UPCB Finance VI, Ltd., 6.875%, 1/15/22(1)	10,750	11,771,250
Virgin Media Finance PLC, 6.375%, 4/15/23(1)	5,935	6,261,425
VTR Finance BV, 6.875%, 1/15/24(1)	8,330	8,698,627

		$197,779,802

Capital Goods — 0.7%
Accudyne Industries Borrower/Accudyne Industries, LLC, 7.75%, 12/15/20(1)	$11,225	$12,235,250
CNH Industrial Capital, LLC, 6.25%, 11/1/16	7,295	8,024,500
Harbinger Group, Inc., 7.875%, 7/15/19	11,060	12,166,000

17	See Notes to Financial Statements.

Boston Income Portfolio

April 30, 2014

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Capital Goods (continued)
Manitowoc Co., Inc. (The), 5.875%, 10/15/22	$3,610	$3,916,850
Milacron, LLC/Mcron Finance Corp., 7.75%, 2/15/21(1)	2,685	2,953,500

		$39,296,100

Chemicals — 1.8%
Axalta Coating Systems US Holdings, Inc./Axalta Coating Systems Dutch Holding B BV, 7.375%, 5/1/21(1)	$14,675	$16,179,187
Celanese US Holdings, LLC, 5.875%, 6/15/21	3,350	3,685,000
Celanese US Holdings, LLC, 6.625%, 10/15/18	2,745	2,902,838
Chemtura Corp., 5.75%, 7/15/21	3,705	3,862,462
Ineos Finance PLC, 8.375%, 2/15/19(1)	19,515	21,564,075
Kraton Polymers, LLC, 6.75%, 3/1/19	3,425	3,649,766
Polymer Group, Inc., 7.75%, 2/1/19	6,490	6,992,975
Rockwood Specialties Group, Inc., 4.625%, 10/15/20	15,785	16,258,550
Tronox Finance, LLC, 6.375%, 8/15/20	19,955	20,453,875

		$95,548,728

Consumer Products — 1.4%
Alphabet Holding Co., Inc., 7.75%, 11/1/17(2)	$30,560	$31,667,800
CBC Ammo, LLC/CBC FinCo, Inc., 7.25%, 11/15/21(1)	16,810	17,167,212
Libbey Glass, Inc., 6.875%, 5/15/20	332	342,607
Spectrum Brands, Inc., 6.375%, 11/15/20	3,250	3,542,500
Spectrum Brands, Inc., 6.625%, 11/15/22	9,095	9,981,763
Spectrum Brands, Inc., 6.75%, 3/15/20	4,160	4,498,000
Tempur Sealy International, Inc., 6.875%, 12/15/20	6,865	7,517,175

		$74,717,057

Containers — 2.4%
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc., 6.25%, 1/31/19(1)	$4,055	$4,237,475
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc., 7.00%, 11/15/20(1)	2,819	2,953,026
Beverage Packaging Holdings Luxembourg II SA/Beverage Packaging Holding II Issuer, Inc., 5.625%, 12/15/16(1)	3,815	3,905,606
Beverage Packaging Holdings Luxembourg II SA/Beverage Packaging Holding II Issuer, Inc., 6.00%, 6/15/17(1)	5,545	5,725,212
BOE Merger Corp., 9.50%, 11/1/17(1)(2)	11,485	12,116,675
BWAY Holding Co., 10.00%, 6/15/18	1,855	1,959,344
Crown Americas, LLC/Crown Americas Capital Corp. IV, 4.50%, 1/15/23	2,300	2,208,000
Reynolds Group Holdings, Inc., 6.875%, 2/15/21	13,555	14,656,344
Reynolds Group Holdings, Inc., 7.125%, 4/15/19	8,085	8,570,100
Reynolds Group Holdings, Inc., 7.875%, 8/15/19	5,025	5,540,063

Security	Principal Amount (000’s omitted)	Value

Containers (continued)
Reynolds Group Holdings, Inc., 9.875%, 8/15/19	$34,115	$38,038,225
Sealed Air Corp., 8.375%, 9/15/21(1)	17,030	19,712,225
Signode Industrial Group Lux SA/Signode Industrial Group US, Inc., 6.375%, 5/1/22(1)	6,570	6,652,125

		$126,274,420

Diversified Financial Services — 5.1%
Air Lease Corp., 4.50%, 1/15/16	$8,140	$8,587,700
Alliance Data Systems Corp., 6.375%, 4/1/20(1)	5,350	5,724,500
Ally Financial, Inc., 0.00%, 6/15/15	10,580	10,262,600
Ally Financial, Inc., 2.436%, 12/1/14(4)	3,405	3,425,120
Ally Financial, Inc., 3.50%, 7/18/16	2,740	2,836,585
Ally Financial, Inc., 5.50%, 2/15/17	16,320	17,778,600
Ally Financial, Inc., 6.25%, 12/1/17	13,360	14,946,500
Ally Financial, Inc., 8.00%, 11/1/31	9,320	11,510,200
AWAS Aviation Capital, Ltd., 7.00%, 10/17/16(1)	12,715	13,207,640
CIT Group, Inc., 4.75%, 2/15/15(1)	9,250	9,510,156
CIT Group, Inc., 5.00%, 8/15/22	4,005	4,110,131
CIT Group, Inc., 5.25%, 3/15/18	2,775	2,986,594
CIT Group, Inc., 5.375%, 5/15/20	1,275	1,365,844
CIT Group, Inc., 5.50%, 2/15/19(1)	5,730	6,191,981
E*TRADE Financial Corp., 6.00%, 11/15/17	1,645	1,733,419
E*TRADE Financial Corp., 6.375%, 11/15/19	5,615	6,127,369
Icahn Enterprises, LP/Icahn Enterprises Finance Corp., 3.50%, 3/15/17(1)	7,845	7,923,450
Icahn Enterprises, LP/Icahn Enterprises Finance Corp., 4.875%, 3/15/19(1)	10,685	10,858,631
Icahn Enterprises, LP/Icahn Enterprises Finance Corp., 6.00%, 8/1/20(1)	10,820	11,469,200
International Lease Finance Corp., 8.25%, 12/15/20	16,365	19,781,194
International Lease Finance Corp., 8.625%, 9/15/15	11,900	13,090,000
International Lease Finance Corp., 8.625%, 1/15/22	9,855	12,109,331
International Lease Finance Corp., 8.75%, 3/15/17	5,350	6,242,781
Neuberger Berman Group, LLC/Neuberger Berman Finance Corp., 5.625%, 3/15/20(1)	11,090	11,727,675
SLM Corp., 5.50%, 1/15/19	23,270	24,719,791
SLM Corp., 6.125%, 3/25/24	8,320	8,286,720
SLM Corp., 7.25%, 1/25/22	12,155	13,431,275
SLM Corp., 8.00%, 3/25/20	10,785	12,497,119

		$272,442,106

Diversified Media — 1.6%
Clear Channel Worldwide Holdings, Inc., Series A, 6.50%, 11/15/22	$6,075	$6,500,250

18	See Notes to Financial Statements.

Boston Income Portfolio

April 30, 2014

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Diversified Media (continued)
Clear Channel Worldwide Holdings, Inc., Series B, 6.50%, 11/15/22	$11,805	$12,690,375
Clear Channel Worldwide Holdings, Inc., Series A, 7.625%, 3/15/20	2,005	2,155,375
IAC/InterActiveCorp, 4.875%, 11/30/18	13,475	14,148,750
National CineMedia, LLC, 6.00%, 4/15/22	8,240	8,693,200
National CineMedia, LLC, 7.875%, 7/15/21	3,450	3,820,875
Nielsen Co. Luxembourg S.a.r.l. (The), 5.50%, 10/1/21(1)	5,585	5,850,287
Southern Graphics, Inc., 8.375%, 10/15/20(1)	10,365	11,038,725
WMG Acquisition Corp., 5.625%, 4/15/22(1)	8,615	8,754,994
WMG Acquisition Corp., 6.00%, 1/15/21(1)	12,964	13,644,610

		$87,297,441

Energy — 12.5%
AmeriGas Finance LLC/AmeriGas Finance Corp., 6.75%, 5/20/20	$4,795	$5,238,538
AmeriGas Finance LLC/AmeriGas Finance Corp., 7.00%, 5/20/22	22,315	24,658,075
AmeriGas Partners LP/AmeriGas Finance Corp., 6.25%, 8/20/19	5,490	5,901,750
Antero Resources Finance Corp., 5.375%, 11/1/21(1)	13,010	13,310,856
Antero Resources Finance Corp., 6.00%, 12/1/20	2,115	2,273,625
Athlon Holdings LP/Athlon Finance Corp., 6.00%, 5/1/22(1)(5)	5,990	6,072,363
Atlas Pipeline Partners, LP/Atlas Pipeline Finance Corp., 4.75%, 11/15/21	4,260	4,068,300
Atwood Oceanics, Inc., 6.50%, 2/1/20	5,075	5,430,250
Berry Petroleum Co., 6.375%, 9/15/22	14,030	14,450,900
Bonanza Creek Energy, Inc., 6.75%, 4/15/21	10,040	10,793,000
Calfrac Holdings, LP, 7.50%, 12/1/20(1)	2,860	3,038,750
Chesapeake Energy Corp., 3.467%, 4/15/19(4)	10,910	11,025,919
Chesapeake Energy Corp., 6.125%, 2/15/21	16,325	17,957,500
Chesapeake Energy Corp., 7.25%, 12/15/18	14,795	17,273,162
Chesapeake Oilfield Operating, LLC/Chesapeake Oilfield Finance, Inc., 6.625%, 11/15/19	3,875	4,059,063
Concho Resources, Inc., 5.50%, 4/1/23	25,920	27,118,800
Concho Resources, Inc., 6.50%, 1/15/22	4,730	5,203,000
Concho Resources, Inc., 7.00%, 1/15/21	5,535	6,171,525
Continental Resources, Inc., 7.125%, 4/1/21	2,290	2,596,288
CrownRock, LP/CrownRock Finance, Inc., 7.125%, 4/15/21(1)	10,510	11,166,875
CVR Refining, LLC/Coffeyville Finance, Inc., 6.50%, 11/1/22	20,080	21,184,400
Denbury Resources, Inc., 5.50%, 5/1/22	4,790	4,849,875
Endeavor Energy Resources LP/EER Finance, Inc., 7.00%, 8/15/21(1)	4,190	4,441,400

Security	Principal Amount (000’s omitted)	Value

Energy (continued)
EP Energy, LLC/EP Energy Finance, Inc., 9.375%, 5/1/20	$13,545	$15,678,337
EP Energy, LLC/Everest Acquisition Finance, Inc., 6.875%, 5/1/19	18,495	19,951,481
EP Energy, LLC/Everest Acquisition Finance, Inc., 7.75%, 9/1/22	4,120	4,609,250
EPL Oil & Gas, Inc., 8.25%, 2/15/18	6,255	6,786,675
Halcon Resources Corp., 9.75%, 7/15/20(1)	6,745	7,234,012
Harvest Operations Corp., 6.875%, 10/1/17	2,710	2,950,513
Holly Energy Partners, LP/Holly Energy Finance Corp., 6.50%, 3/1/20	2,605	2,787,350
Kinder Morgan, Inc., 5.00%, 2/15/21(1)	15,040	15,111,350
Kodiak Oil & Gas Corp., 5.50%, 1/15/21	2,285	2,364,975
Kodiak Oil & Gas Corp., 8.125%, 12/1/19	20,655	23,030,325
Laredo Petroleum, Inc., 7.375%, 5/1/22	13,068	14,472,810
Laredo Petroleum, Inc., 9.50%, 2/15/19	9,050	10,000,250
MEG Energy Corp., 6.375%, 1/30/23(1)	10,980	11,446,650
Murphy Oil USA, Inc., 6.00%, 8/15/23(1)	6,605	6,852,688
Oasis Petroleum, Inc., 6.50%, 11/1/21	3,365	3,617,375
Oasis Petroleum, Inc., 6.875%, 3/15/22(1)	12,145	13,238,050
Oasis Petroleum, Inc., 6.875%, 1/15/23	14,595	15,872,062
Oil States International, Inc., 6.50%, 6/1/19	9,420	9,914,550
Parsley Energy LLC/Parsley Finance Corp., 7.50%, 2/15/22(1)	5,560	5,838,000
PBF Holding Co., LLC/PBF Finance Corp., 8.25%, 2/15/20	8,520	9,350,700
Plains Exploration & Production Co., 6.875%, 2/15/23	23,290	26,201,250
Precision Drilling Corp., 6.50%, 12/15/21	7,945	8,640,187
Precision Drilling Corp., 6.625%, 11/15/20	3,450	3,726,000
Range Resources Corp., 5.00%, 8/15/22	4,700	4,852,750
Range Resources Corp., 6.75%, 8/1/20	5,485	5,937,513
Rice Energy, Inc., 6.25%, 5/1/22(1)	14,675	14,711,687
Rosetta Resources, Inc., 5.625%, 5/1/21	9,020	9,222,950
Rosetta Resources, Inc., 5.875%, 6/1/22	13,460	13,746,025
Rosetta Resources, Inc., 9.50%, 4/15/18	3,375	3,535,313
Sabine Pass Liquefaction, LLC, 5.625%, 2/1/21	19,500	20,231,250
Sabine Pass Liquefaction, LLC, 5.625%, 4/15/23	7,650	7,755,187
Sabine Pass LNG, LP, 6.50%, 11/1/20	12,645	13,435,312
Samson Investment Co., 10.75%, 2/15/20(1)	14,575	15,449,500
SandRidge Energy, Inc., 7.50%, 3/15/21	5,500	5,871,250
SandRidge Energy, Inc., 8.125%, 10/15/22	2,255	2,452,313
SESI, LLC, 6.375%, 5/1/19	11,995	12,909,619
Seven Generations Energy, Ltd., 8.25%, 5/15/20(1)	19,800	21,730,500
SM Energy Co., 6.50%, 1/1/23	8,890	9,623,425
Tesoro Corp., 5.375%, 10/1/22	11,035	11,503,987
Ultra Petroleum Corp., 5.75%, 12/15/18(1)	2,715	2,864,325

19	See Notes to Financial Statements.

Boston Income Portfolio

April 30, 2014

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Energy (continued)
WPX Energy, Inc., 5.25%, 1/15/17	$2,770	$2,981,213
WPX Energy, Inc., 6.00%, 1/15/22	21,835	22,681,106

		$669,454,279

Entertainment / Film — 0.3%
Activision Blizzard, Inc., 6.125%, 9/15/23(1)	$5,140	$5,602,600
Cinemark USA, Inc., 7.375%, 6/15/21	2,395	2,670,425
Regal Entertainment Group, 5.75%, 3/15/22	5,440	5,616,800

		$13,889,825

Environmental — 0.7%
ADS Waste Holdings, Inc., 8.25%, 10/1/20	$6,410	$6,978,887
Clean Harbors, Inc., 5.125%, 6/1/21	3,865	3,927,806
Covanta Holding Corp., 5.875%, 3/1/24	7,990	8,190,701
Covanta Holding Corp., 6.375%, 10/1/22	8,930	9,599,750
Darling International, Inc., 5.375%, 1/15/22(1)	6,490	6,676,588

		$35,373,732

Food / Beverage / Tobacco — 1.4%
ARAMARK Corp., 5.75%, 3/15/20	$5,525	$5,821,969
ASG Consolidated, LLC/ASG Finance, Inc., 15.00%, 5/15/17(1)(2)	9,278	8,450,566
Constellation Brands, Inc., 4.25%, 5/1/23	14,745	14,523,825
Constellation Brands, Inc., 6.00%, 5/1/22	2,650	2,954,750
Michael Foods Group, Inc., 9.75%, 7/15/18	9,060	9,660,225
Michael Foods Holding, Inc., 8.50%, 7/15/18(1)(2)	15,265	15,951,925
Pinnacle Operating Corp., 9.00%, 11/15/20(1)	5,815	6,265,662
Post Holdings, Inc., 6.75%, 12/1/21(1)	6,695	7,029,750
Post Holdings, Inc., 7.375%, 2/15/22(1)	2,080	2,230,800

		$72,889,472

Gaming — 3.4%
Boyd Gaming Corp. Step Coupon HoldCo Note, 6.00% to 11/20/15, 11/20/18(2)(6)(7)(8)	$594	$655,141
Buffalo Thunder Development Authority, 9.375%, 12/15/14(1)(9)	11,355	4,655,550
Caesars Entertainment Operating Co., Inc., 5.625%, 6/1/15	1,770	1,767,788
Caesars Entertainment Operating Co., Inc., 8.50%, 2/15/20	13,785	11,958,487
Caesars Entertainment Operating Co., Inc., 9.00%, 2/15/20	6,140	5,387,850
GLP Capital, LP/GLP Financing II, Inc., 4.875%, 11/1/20(1)	16,875	17,465,625

Security	Principal Amount (000’s omitted)	Value

Gaming (continued)
Inn of the Mountain Gods Resort & Casino, 9.25%, 11/30/20(1)	$867	$863,029
MGM Resorts International, 6.625%, 12/15/21	7,900	8,702,245
MGM Resorts International, 7.75%, 3/15/22	24,755	28,851,952
New Cotai, LLC/New Cotai Capital Corp., 10.625%, 5/1/19(1)(2)	9,510	10,669,079
Penn National Gaming, Inc., 5.875%, 11/1/21(1)	6,540	6,327,450
Station Casinos, LLC, 7.50%, 3/1/21	13,965	15,012,375
Studio City Finance, Ltd., 8.50%, 12/1/20(1)	35,410	39,659,200
SugarHouse HSP Gaming Property, LP/SugarHouse HSP Gaming Finance Corp., 6.375%, 6/1/21(1)	2,700	2,659,500
Tunica-Biloxi Gaming Authority, 9.00%, 11/15/15(1)	9,455	7,942,200
Waterford Gaming, LLC, 8.625%, 9/15/14(1)(6)	5,173	1,933,165
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp., 7.75%, 8/15/20	5,810	6,449,681
Wynn Macau, Ltd., 5.25%, 10/15/21(1)	9,535	9,701,863

		$180,662,180

Health Care — 10.7%
Air Medical Group Holdings, Inc., 9.25%, 11/1/18	$8,888	$9,643,480
Alere, Inc., 6.50%, 6/15/20	5,330	5,623,150
Alere, Inc., 8.625%, 10/1/18	7,215	7,756,125
Amsurg Corp., 5.625%, 11/30/20	4,055	4,207,063
Biomet, Inc., 6.50%, 8/1/20	21,970	24,139,537
Capsugel SA, 7.00%, 5/15/19(1)(2)	3,795	3,915,966
CHS/Community Health Systems, Inc., 5.125%, 8/15/18	6,860	7,228,725
CHS/Community Health Systems, Inc., 6.875%, 2/1/22(1)	24,195	25,193,044
CHS/Community Health Systems, Inc., 7.125%, 7/15/20	17,450	18,736,937
ConvaTec Finance International SA, 8.25%, 1/15/19(1)(2)	22,990	23,564,750
ConvaTec Healthcare E SA, 10.50%, 12/15/18(1)	19,210	21,155,012
DaVita HealthCare Partners, Inc., 5.75%, 8/15/22	19,765	21,000,312
Emergency Medical Services Corp., 8.125%, 6/1/19	2,967	3,159,855
Endo International PLC, 7.00%, 12/15/20	4,473	4,830,840
Endo International PLC, 7.25%, 1/15/22	1,280	1,404,800
Fresenius Medical Care US Finance II, Inc., 5.625%, 7/31/19(1)	6,375	6,964,688
Fresenius Medical Care US Finance II, Inc., 5.875%, 1/31/22(1)	5,315	5,687,050
Fresenius US Finance II, Inc., 9.00%, 7/15/15(1)	3,685	4,035,075
Grifols Worldwide Operations, Ltd., 5.25%, 4/1/22(1)	6,580	6,695,150
HCA Holdings, Inc., 6.25%, 2/15/21	18,865	19,973,319
HCA, Inc., 6.50%, 2/15/20	13,565	15,158,888

20	See Notes to Financial Statements.

Boston Income Portfolio

April 30, 2014

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Health Care (continued)
HCA, Inc., 7.50%, 2/15/22	$10,400	$11,887,200
Hologic, Inc., 6.25%, 8/1/20	27,285	28,990,312
IMS Health, Inc., 6.00%, 11/1/20(1)	9,615	10,167,863
INC Research, LLC, 11.50%, 7/15/19(1)	8,965	10,220,100
Kinetic Concepts, Inc./KCI USA, Inc., 10.50%, 11/1/18	18,765	21,532,837
MPH Acquisition Holdings, LLC, 6.625%, 4/1/22(1)	40,365	41,878,687
Opal Acquisition, Inc., 8.875%, 12/15/21(1)	11,440	11,883,300
Pharmaceutical Product Development, Inc., 9.50%, 12/1/19(1)	23,885	26,512,350
Physio-Control International, Inc., 9.875%, 1/15/19(1)	9,248	10,334,640
ResCare, Inc., 10.75%, 1/15/19	9,675	10,739,250
Salix Pharmaceuticals, Ltd., 6.00%, 1/15/21(1)	12,640	13,588,000
STHI Holding Corp., 8.00%, 3/15/18(1)	9,840	10,442,700
Teleflex, Inc., 6.875%, 6/1/19	1,925	2,064,563
Tenet Healthcare Corp., 5.00%, 3/1/19(1)	4,470	4,492,350
Tenet Healthcare Corp., 6.00%, 10/1/20(1)	7,755	8,157,291
Tenet Healthcare Corp., 8.125%, 4/1/22	30,620	34,064,750
United Surgical Partners International, Inc., 9.00%, 4/1/20	8,475	9,502,594
Valeant Pharmaceuticals International, Inc., 6.375%, 10/15/20(1)	31,660	34,192,800
Valeant Pharmaceuticals International, Inc., 7.50%, 7/15/21(1)	7,980	8,937,600
VWR Funding, Inc., 7.25%, 9/15/17	7,580	8,166,313
WellCare Health Plans, Inc., 5.75%, 11/15/20	15,245	16,350,262

		$574,179,528

Homebuilders / Real Estate — 0.5%
Brookfield Residential Properties, Inc., 6.50%, 12/15/20(1)	$9,755	$10,315,913
CB Richard Ellis Service, Inc., 6.625%, 10/15/20	10,555	11,267,462
Modular Space Corp., 10.25%, 1/31/19(1)	2,795	2,920,775

		$24,504,150

Hotels — 0.4%
Hilton Worldwide Finance, LLC/Hilton Worldwide Finance Corp., 5.625%, 10/15/21(1)	$16,325	$17,049,422
Playa Resorts Holding B.V., 8.00%, 8/15/20(1)	6,005	6,515,425

		$23,564,847

Insurance — 0.6%
A-S Co-Issuer Subsidiary, Inc./A-S Merger Sub, LLC, 7.875%, 12/15/20(1)	$9,810	$10,447,650
USI, Inc., 7.75%, 1/15/21(1)	18,795	19,499,813

		$29,947,463

Security	Principal Amount (000’s omitted)	Value

Leisure — 1.0%
MISA Investments, Ltd., 8.625%, 8/15/18(1)(2)	$10,935	$11,263,050
NCL Corp., Ltd., 5.00%, 2/15/18	5,080	5,270,500
Royal Caribbean Cruises, 7.25%, 6/15/16	2,185	2,436,275
Royal Caribbean Cruises, 7.25%, 3/15/18	4,390	5,114,350
Royal Caribbean Cruises, 11.875%, 7/15/15	1,975	2,226,812
Seven Seas Cruises, S. DE R.L., 9.125%, 5/15/19	15,870	17,536,350
Viking Cruises, Ltd., 8.50%, 10/15/22(1)	9,980	11,327,300

		$55,174,637

Metals / Mining — 2.1%
CONSOL Energy, Inc., 5.875%, 4/15/22(1)	$16,365	$16,896,862
Constellium NV, 5.75%, 5/15/24(1)(5)	4,930	5,071,738
Eldorado Gold Corp., 6.125%, 12/15/20(1)	20,705	20,860,287
First Quantum Minerals, Ltd., 6.75%, 2/15/20(1)	5,160	5,237,400
First Quantum Minerals, Ltd., 7.00%, 2/15/21(1)	5,160	5,256,750
IAMGOLD Corp., 6.75%, 10/1/20(1)	12,390	11,089,050
Imperial Metals Corp., 7.00%, 3/15/19(1)	2,505	2,564,494
KGHM International, Ltd., 7.75%, 6/15/19(1)	13,250	14,310,000
New Gold, Inc., 6.25%, 11/15/22(1)	8,525	8,780,750
New Gold, Inc., 7.00%, 4/15/20(1)	4,265	4,515,569
Novelis, Inc., 8.375%, 12/15/17	4,800	5,130,000
SunCoke Energy Partners, LP/SunCoke Energy Partners Finance Corp., 7.375%, 2/1/20(1)(5)	5,985	6,374,025
SunCoke Energy Partners, LP/SunCoke Energy Partners Finance Corp., 7.375%, 2/1/20(1)	2,920	3,109,800
SunCoke Energy, Inc., 7.625%, 8/1/19	4,840	5,190,900

		$114,387,625

Paper — 0.2%
Domtar Corp., 10.75%, 6/1/17	$8,205	$10,275,351

		$10,275,351

Publishing / Printing — 0.4%
McGraw-Hill Global Education Holdings, LLC/McGraw-Hill Global Education Finance, 10.00%, 4/1/21(1)	$18,560	$21,344,000
RR Donnelley & Sons Co., 6.00%, 4/1/24	2,820	2,848,200

		$24,192,200

Railroad — 0.2%
Florida East Coast Holdings Corp., 6.75%, 5/1/19(1)	$4,185	$4,310,550
Watco Cos., LLC/Watco Finance Corp., 6.375%, 4/1/23(1)	5,390	5,484,325

		$9,794,875

21	See Notes to Financial Statements.

Boston Income Portfolio

April 30, 2014

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Restaurants — 0.5%
DineEquity, Inc., 9.50%, 10/30/18	$1,575	$1,710,844
NPC International, Inc., 10.50%, 1/15/20	20,715	23,770,462

		$25,481,306

Services — 6.4%
ADT Corp. (The), 6.25%, 10/15/21(1)	$12,195	$12,743,775
Algeco Scotsman Global Finance PLC, 10.75%, 10/15/19(1)	10,175	10,938,125
Audatex North America, Inc., 6.00%, 6/15/21(1)	7,815	8,420,662
Avis Budget Car Rental, LLC/Avis Budget Finance, Inc., 2.986%, 12/1/17(1)(3)	4,750	4,797,500
Avis Budget Car Rental, LLC/Avis Budget Finance, Inc., 5.50%, 4/1/23	1,525	1,547,875
Avis Budget Car Rental, LLC/Avis Budget Finance, Inc., 8.25%, 1/15/19	3,289	3,519,230
Avis Budget Car Rental, LLC/Avis Budget Finance, Inc., 9.75%, 3/15/20	20,135	23,054,575
BlueLine Rental Finance Corp., 7.00%, 2/1/19(1)	4,425	4,745,812
Carlson Wagonlit BV, 6.875%, 6/15/19(1)	22,925	24,615,719
FTI Consulting, Inc., 6.00%, 11/15/22	8,505	8,717,625
Hertz Corp. (The), 6.25%, 10/15/22	6,325	6,799,375
Hertz Corp. (The), 7.50%, 10/15/18	9,637	10,251,359
Laureate Education, Inc., 9.25%, 9/1/19(1)	87,475	92,723,500
RSC Equipment Rental, Inc./RSC Holdings III, LLC, 8.25%, 2/1/21	1,195	1,342,881
ServiceMaster Co. (The), 7.00%, 8/15/20	10,290	10,907,400
ServiceMaster Co. (The), 8.00%, 2/15/20	15,120	16,386,300
TMS International Corp., 7.625%, 10/15/21(1)	10,450	11,233,750
TransUnion Holding Co., Inc., 8.125%, 6/15/18(2)	13,085	13,739,250
TransUnion Holding Co., Inc., 9.625%, 6/15/18(2)	16,720	17,702,300
TransUnion LLC/TransUnion Financing Corp., 11.375%, 6/15/18	12,910	13,836,938
United Rentals North America, Inc., 6.125%, 6/15/23	5,640	6,091,200
United Rentals North America, Inc., 7.375%, 5/15/20	18,280	20,336,500
United Rentals North America, Inc., 7.625%, 4/15/22	12,935	14,616,550
United Rentals North America, Inc., 8.375%, 9/15/20	2,650	2,951,438
Vander Intermediate Holding II Corp., 9.75%, 2/1/19(1)(2)	1,675	1,771,313

		$343,790,952

Steel — 0.2%
AK Steel Corp., 8.75%, 12/1/18	$5,800	$6,503,250
ArcelorMittal, 6.75%, 2/25/22	3,775	4,199,688

		$10,702,938

Security	Principal Amount (000’s omitted)	Value

Super Retail — 5.4%
Academy, Ltd./Academy Finance Corp., 9.25%, 8/1/19(1)	$12,105	$13,239,844
Burlington Holdings, LLC/Burlington Holding Finance, Inc., 9.00%, 2/15/18(1)(2)	2,462	2,526,652
Claire’s Stores, Inc., 9.00%, 3/15/19(1)	19,505	20,382,725
Dufry Finance SCA, 5.50%, 10/15/20(1)	9,925	10,313,861
Hot Topic, Inc., 9.25%, 6/15/21(1)	22,965	25,204,087
L Brands, Inc., 6.625%, 4/1/21	21,680	24,362,900
L Brands, Inc., 8.50%, 6/15/19	12,810	15,500,100
Michaels FinCo Holdings, LLC/Michaels FinCo, Inc., 7.50%, 8/1/18(1)(2)	28,175	29,161,125
Michaels Stores, Inc., 7.75%, 11/1/18	5,485	5,834,669
Neiman Marcus Group, Ltd., Inc., 8.00%, 10/15/21(1)	7,980	8,778,000
Neiman Marcus Group, Ltd., Inc., 8.75%, 10/15/21(1)(2)	10,110	11,222,100
New Academy Finance Co., LLC/New Academy Finance Corp., 8.00%, 6/15/18(1)(2)	19,425	19,959,382
Pantry, Inc. (The), 8.375%, 8/1/20	8,100	8,788,500
Party City Holdings, Inc., 8.875%, 8/1/20	18,585	20,815,200
Petco Animal Supplies, Inc., 9.25%, 12/1/18(1)	13,955	15,036,652
Petco Holdings, Inc., 8.50%, 10/15/17(1)(2)	25,810	26,395,887
Radio Systems Corp., 8.375%, 11/1/19(1)	7,690	8,449,387
rue21, Inc., 9.00%, 10/15/21(1)	11,455	7,818,038
Sally Holdings, LLC/Sally Capital, Inc., 5.75%, 6/1/22	14,110	15,062,425

		$288,851,534

Technology — 6.2%
Advanced Micro Devices, Inc., 6.75%, 3/1/19(1)	$5,325	$5,538,000
Alcatel-Lucent USA, Inc., 4.625%, 7/1/17(1)	5,685	5,848,444
Alcatel-Lucent USA, Inc., 6.75%, 11/15/20(1)	10,240	10,803,200
Alcatel-Lucent USA, Inc., 8.875%, 1/1/20(1)	34,330	38,792,900
Avaya, Inc., 9.00%, 4/1/19(1)	12,420	12,885,750
Avaya, Inc., 10.125%, 11/1/15(1)	1	514
Avaya, Inc., 10.50%, 3/1/21(1)	15,686	14,352,679
BMC Software Finance, Inc., 8.125%, 7/15/21(1)	14,460	15,219,150
Boxer Parent Co., Inc., 9.00%, 10/15/19(1)(2)	4,910	4,836,350
CommScope Holding Co., Inc., 6.625%, 6/1/20(1)(2)	8,145	8,776,238
CommScope, Inc., 8.25%, 1/15/19(1)	3,329	3,620,288
First Data Corp., 6.75%, 11/1/20(1)	21,115	22,645,837
First Data Corp., 7.375%, 6/15/19(1)	10,635	11,432,625
First Data Corp., 10.625%, 6/15/21	10,830	12,332,662
First Data Corp., 11.25%, 1/15/21	14,635	16,793,662
First Data Corp., 11.75%, 8/15/21	8,500	9,095,000
Freescale Semiconductor, Inc., 6.00%, 1/15/22(1)	8,000	8,380,000
Infor Software Parent LLC/Infor Software Parent, Inc., 7.125%, 5/1/21(1)(2)	10,840	10,948,400

22	See Notes to Financial Statements.

Boston Income Portfolio

April 30, 2014

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Technology (continued)
Infor US, Inc., 9.375%, 4/1/19	$21,375	$24,100,312
Lender Processing Services, Inc., 5.75%, 4/15/23	5,245	5,638,375
NCR Corp., 5.00%, 7/15/22	5,440	5,562,400
NCR Corp., 5.875%, 12/15/21(1)	3,735	3,977,775
NCR Corp., 6.375%, 12/15/23(1)	6,665	7,164,875
Nuance Communications, Inc., 5.375%, 8/15/20(1)	14,265	14,443,312
NXP BV/NXP Funding, LLC, 5.75%, 2/15/21(1)	4,505	4,786,563
Seagate HDD Cayman, 7.00%, 11/1/21	11,895	13,396,744
SSI Investments II, Ltd./SSI Co-Issuer, LLC, 11.125%, 6/1/18	27,095	28,856,175
SunGard Availability Services Capital, Inc., 8.75%, 4/1/22(1)	7,635	7,405,950
SunGard Data Systems, Inc., 7.625%, 11/15/20	6,500	7,133,750

		$334,767,930

Telecommunications — 8.1%
Altice SA, 7.75%, 5/15/22(1)(5)	$24,435	$25,504,031
CenturyLink, Inc., 6.75%, 12/1/23	16,255	17,514,762
Columbus International, Inc., 7.375%, 3/30/21(1)	4,410	4,624,988
Digicel Group, Ltd., 7.125%, 4/1/22(1)	6,185	6,231,387
Digicel, Ltd., 6.00%, 4/15/21(1)	14,330	14,544,950
Digicel, Ltd., 8.25%, 9/1/17(1)	11,140	11,614,007
Equinix, Inc., 7.00%, 7/15/21	4,815	5,391,596
Frontier Communications Corp., 7.625%, 4/15/24	2,695	2,809,538
Hughes Satellite Systems Corp., 6.50%, 6/15/19	13,025	14,392,625
Intelsat Jackson Holdings SA, 7.25%, 10/15/20	10,440	11,301,300
Intelsat Luxembourg SA, 7.75%, 6/1/21	23,765	24,864,131
Intelsat Luxembourg SA, 8.125%, 6/1/23	22,125	23,314,219
iPCS, Inc., 3.488%, 5/1/14(2)(4)	9,510	9,510,000
NII International Telecom SCA, 7.875%, 8/15/19(1)	10,610	7,559,625
Numericable Group SA, 4.875%, 5/15/19(1)(5)	17,095	17,287,319
Numericable Group SA, 6.00%, 5/15/22(1)(5)	18,430	18,890,750
Numericable Group SA, 6.25%, 5/15/24(1)(5)	6,485	6,647,125
SBA Communications Corp., 5.625%, 10/1/19	3,095	3,261,356
SBA Telecommunications, Inc., 5.75%, 7/15/20	9,585	10,112,175
SBA Telecommunications, Inc., 8.25%, 8/15/19	1,771	1,877,924
Sprint Capital Corp., 8.75%, 3/15/32	5,050	5,674,938
Sprint Communications, Inc., 7.00%, 8/15/20	17,935	19,593,987
Sprint Communications, Inc., 9.00%, 11/15/18(1)	28,115	34,335,444
Sprint Communications, Inc., 9.125%, 3/1/17	5,150	6,122,063
Sprint Communications, Inc., 9.25%, 4/15/22	2,000	2,445,000
Sprint Corp., 7.25%, 9/15/21(1)	18,505	20,239,844
Sprint Corp., 7.875%, 9/15/23(1)	24,990	27,613,950
T-Mobile USA, Inc., 6.25%, 4/1/21	4,980	5,322,375
T-Mobile USA, Inc., 6.625%, 4/1/23	8,800	9,460,000

Security	Principal Amount (000’s omitted)	Value

Telecommunications (continued)
T-Mobile USA, Inc., 6.633%, 4/28/21	$7,860	$8,518,275
T-Mobile USA, Inc., 6.731%, 4/28/22	5,245	5,677,713
T-Mobile USA, Inc., 6.836%, 4/28/23	2,620	2,829,600
Wind Acquisition Finance SA, 7.375%, 4/23/21(1)	24,500	25,235,000
Windstream Corp., 7.50%, 6/1/22	1,715	1,839,338
Windstream Corp., 7.75%, 10/1/21	17,895	19,460,812
Windstream Corp., 8.125%, 9/1/18	2,565	2,723,709

		$434,345,856

Textiles / Apparel — 0.6%
Levi Strauss & Co., 6.875%, 5/1/22	$10,830	$12,034,837
Phillips-Van Heusen Corp., 7.75%, 11/15/23(6)	13,090	16,331,909
Quiksilver, Inc./QS Wholesale, Inc., 7.875%, 8/1/18(1)	1,565	1,705,850
Quiksilver, Inc./QS Wholesale, Inc., 10.00%, 8/1/20	1,345	1,533,300

		$31,605,896

Transportation Ex Air / Rail — 0.2%
CEVA Group, PLC, 7.00%, 3/1/21(1)	$2,540	$2,625,725
CEVA Group, PLC, 9.00%, 9/1/21(1)	9,200	9,522,000

		$12,147,725

Utilities — 0.8%
AES Corp. (The), 5.50%, 3/15/24	$5,440	$5,453,600
Calpine Corp., 7.50%, 2/15/21(1)	13,676	14,975,220
Energy Future Intermediate Holding Co., LLC/EFIH Finance, Inc., 6.875%, 8/15/17(1)(9)	3,870	4,053,825
NRG Energy, Inc., 7.875%, 5/15/21	7,300	8,130,375
NRG Energy, Inc., 8.25%, 9/1/20	11,225	12,445,719

		$45,058,739

Total Corporate Bonds & Notes (identified cost $4,389,217,377)		$4,637,891,271

Senior Floating-Rate Interests — 7.9%(10)

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Automotive & Auto Parts — 0.2%
Affinia Group Intermediate Holdings Inc., Term Loan, 4.75%, Maturing 4/27/20	$3,474	$3,487,819
Navistar International Corp., Term Loan, 5.75%, Maturing 8/17/17	6,616	6,712,861

		$10,200,680

23	See Notes to Financial Statements.

Boston Income Portfolio

April 30, 2014

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Chemicals — 0.1%
Polymer Group, Inc., Term Loan, 5.25%, Maturing 12/19/19	$6,983	$7,008,684

		$7,008,684

Consumer Products — 0.8%
Pacific Industrial Services US Finco LLC, Term Loan - Second Lien, 8.75%, Maturing 4/2/19	$12,800	$13,128,000
Serta Simmons Holdings, LLC, Term Loan, 4.25%, Maturing 10/1/19	19,392	19,440,465
Sun Products Corporation (The), Term Loan, 5.51%, Maturing 3/23/20	8,239	7,960,934

		$40,529,399

Containers — 0.2%
Ardagh Holdings USA, Inc., Term Loan, 4.00%, Maturing 12/17/19	$5,000	$4,993,750
Ardagh Holdings USA, Inc., Term Loan, 4.25%, Maturing 12/17/19	4,988	4,999,969

		$9,993,719

Diversified Financial Services — 0.2%
Nuveen Investments, Inc., Term Loan - Second Lien, 6.50%, Maturing 2/28/19	$9,300	$9,361,445

		$9,361,445

Diversified Media — 0.2%
WMG Acquisition Corp., Term Loan, 3.75%, Maturing 7/1/20	$9,552	$9,479,166

		$9,479,166

Energy — 0.4%
EP Energy LLC, Term Loan, 3.50%, Maturing 5/24/18	$11,667	$11,625,343
Samson Investment Company, Term Loan - Second Lien, 5.00%, Maturing 9/25/18	9,500	9,520,786

		$21,146,129

Food & Drug Retail — 0.1%
Rite Aid Corporation, Term Loan - Second Lien, 5.75%, Maturing 8/21/20	$6,500	$6,651,125

		$6,651,125

Food / Beverage / Tobacco — 0.1%
New HB Acquisition, LLC, Term Loan, 6.75%, Maturing 4/9/20	$4,600	$4,784,000

		$4,784,000

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Health Care — 0.7%
Community Health Systems, Inc., Term Loan, 4.25%, Maturing 1/27/21	$6,983	$7,013,021
National Mentor Holdings, Inc., Term Loan, 4.75%, Maturing 1/27/21	5,000	5,015,625
Rural/Metro Corporation, Term Loan, 9.00%, (8.00% Cash, 1.00% PIK), Maturing 6/29/18	13,868	13,174,400
Sheridan Holdings, Inc., Term Loan - Second Lien, 8.25%, Maturing 12/13/21	11,400	11,599,500

		$36,802,546

Hotels — 0.2%
Hilton Worldwide Finance, LLC, Term Loan, 3.50%, Maturing 10/26/20	$9,616	$9,596,423

		$9,596,423

Insurance — 0.3%
Alliant Holdings I, Inc., Term Loan, 4.25%, Maturing 12/20/19	$14,656	$14,669,143

		$14,669,143

Leisure — 0.2%
Regent Seven Seas Cruises, Inc., Term Loan, 3.75%, Maturing 12/21/18	$8,978	$8,955,056

		$8,955,056

Metals / Mining — 0.4%
FMG Resources (August 2006) Pty Ltd., Term Loan, 4.25%, Maturing 6/28/19	$21,433	$21,448,088

		$21,448,088

Publishing / Printing — 0.3%
Cengage Learning Acquisitions, Inc., Term Loan, 7.00%, Maturing 3/31/20	$7,800	$7,919,925
McGraw-Hill Global Education Holdings, LLC, Term Loan, 5.75%, Maturing 3/22/19	9,540	9,621,578

		$17,541,503

Services — 0.7%
AlixPartners, LLP, Term Loan - Second Lien, 9.00%, Maturing 7/12/21	$14,600	$14,942,195
Brickman Group Ltd. LLC, Term Loan - Second Lien, 7.50%, Maturing 12/17/21	19,846	20,272,613
Laureate Education, Inc., Term Loan, 5.00%, Maturing 6/15/18	3,980	3,933,649

		$39,148,457

24	See Notes to Financial Statements.

Boston Income Portfolio

April 30, 2014

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Super Retail — 1.0%
Hudson’s Bay Company, Term Loan, 4.75%, Maturing 11/4/20	$8,973	$9,052,409
National Vision, Inc., Term Loan, 4.00%, Maturing 3/7/21	20,400	20,281,007
National Vision, Inc., Term Loan - Second Lien, 6.75%, Maturing 3/7/22	10,000	9,993,750
rue21, Inc., Term Loan, 5.63%, Maturing 10/7/20	13,831	11,634,908

		$50,962,074

Technology — 0.5%
SkillSoft Corporation, Term Loan - Second Lien, Maturing 4/1/22(11)	$21,800	$21,718,250
RP Crown Parent, LLC, Term Loan - Second Lien, 11.25%, Maturing 12/20/19	7,500	7,593,750

		$29,312,000

Telecommunications — 1.1%
Asurion LLC, Term Loan, 4.25%, Maturing 7/8/20	$1,260	$1,246,298
Asurion LLC, Term Loan, 5.00%, Maturing 5/24/19	25,636	25,679,115
Asurion LLC, Term Loan - Second Lien, 8.50%, Maturing 3/3/21	33,400	34,248,928

		$61,174,341

Transportation Ex Air / Rail — 0.1%
CEVA Group PLC, Term Loan, 6.50%, Maturing 3/19/21	$2,451	$2,437,953
CEVA Intercompany B.V., Term Loan, 6.50%, Maturing 3/19/21	1,942	1,931,027
Ceva Logistics Canada, ULC, Term Loan, 6.50%, Maturing 3/19/21	335	332,936
Ceva Logisitics US Holdings, Inc., Term Loan, 6.50%, Maturing 3/19/21	2,678	2,663,486

		$7,365,402

Utilities — 0.1%
Texas Competitive Electric Holdings Company, LLC, Term Loan, 4.74%, Maturing 10/10/17	$8,564	$6,489,911

		$6,489,911

Total Senior Floating-Rate Interests (identified cost $419,010,220)		$422,619,291

Convertible Bonds — 0.3%

Security	Principal Amount (000’s omitted)	Value

Energy — 0.3%
American Energy - Utica, LLC, 3.50%, 3/1/21(1)(2)	$15,470	$16,166,150

		$16,166,150

Health Care — 0.0%(12)
Hologic, Inc., 0.00%, 12/15/43	$1,930	$2,044,594

		$2,044,594

Services — 0.0%(12)
Mood Media Corp., 10.00%, 10/31/15(6)(8)	$42	$30,198

		$30,198

Total Convertible Bonds (identified cost $17,505,134)		$18,240,942

Commercial Mortgage-Backed Securities — 0.2%

Security	Principal Amount (000’s omitted)	Value
HILT, Series 2013-HLT, Class EFX, 4.602%, 11/5/30(1)(13)	$10,515	$10,800,351

Total Commercial Mortgage-Backed Securities (identified cost $10,558,361)		$10,800,351

Common Stocks — 0.2%

Security	Shares	Value

Building Materials — 0.1%
Panolam Holdings Co.(6)(8)(14)	6,997	$6,819,137

		$6,819,137

Consumer Products — 0.0%(12)
HF Holdings, Inc.(6)(8)(14)	3,400	$5,066

		$5,066

Gaming — 0.0%(12)
New Cotai Participation Corp., Class B(6)(8)(14)	36	$1,111,500

		$1,111,500

25	See Notes to Financial Statements.

Boston Income Portfolio

April 30, 2014

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Super Retail — 0.1%
GNC Holdings, Inc., Class A	107,269	$4,827,105

		$4,827,105

Utilities — 0.0%(12)
NRG Energy, Inc.	32,564	$1,065,494

		$1,065,494

Total Common Stocks (identified cost $6,985,142)		$13,828,302

Convertible Preferred Stocks — 0.8%

Security	Shares	Value

Energy — 0.3%
Chesapeake Energy Corp., 4.50%	52,348	$4,987,194
Chesapeake Energy Corp., 5.75%(1)	8,825	10,612,062

		$15,599,256

Health Care — 0.5%
Alere, Inc., 3.00%	91,879	$27,035,396

		$27,035,396

Total Convertible Preferred Stocks (identified cost $37,573,642)		$42,634,652

Miscellaneous — 0.3%

Security	Shares	Value

Cable / Satellite TV — 0.0%(12)
Adelphia, Inc., Escrow Certificate(14)	5,085,000	$41,951
Adelphia, Inc., Escrow Certificate(14)	10,260,000	84,645

		$126,596

Energy — 0.0%(12)
SemGroup Corp., Escrow Certificate(14)	10,225,000	$204,500

		$204,500

Gaming — 0.3%
BLB Worldwide Holdings, Inc., Contingent Value Rights, Expires 11/5/17(8)(14)	8,520	$7,668,000
PGP Investors, LLC, Membership Interests(6)(8)(14)	17,143	6,000,001

		$13,668,001

Security	Shares	Value

Utilities — 0.0%(12)
EME Reorganization Trust(14)	9,902,937	$1,564,664

		$1,564,664

Total Miscellaneous (identified cost $7,980,778)		$15,563,761

Warrants — 0.0%(12)

Security	Shares	Value

Food / Beverage / Tobacco — 0.0%(12)
ASG Consolidated, LLC/ASG Finance, Inc., Expires 5/15/18	5,575	$696,875

		$696,875

Total Warrants (identified cost $0)		$696,875

Short-Term Investments — 3.7%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.14%(15)	$196,699	$196,698,983

Total Short-Term Investments (identified cost $196,698,983)		$196,698,983

Total Investments — 99.9% (identified cost $5,085,529,637)		$5,358,974,428

Other Assets, Less Liabilities — 0.1%		$4,575,132

Net Assets — 100.0%		$5,363,549,560

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

HILT	–	Hilton USA Trust
PIK	–	Payment In Kind

(1)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At April 30, 2014, the aggregate value of these securities is $2,128,108,633 or 39.7% of the Portfolio’s net assets.

(2)

Represents a payment-in-kind security which may pay all or a portion of interest in additional principal. The interest rate paid in additional principal is generally higher than the indicated cash rate.

(3)	Security converts to floating rate after the indicated fixed-rate coupon period.

(4)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2014.

26	See Notes to Financial Statements.

Boston Income Portfolio

April 30, 2014

Portfolio of Investments (Unaudited) — continued

(5)	When-issued security/delayed delivery security.

(6)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 9).

(7)	Multi-step coupon bond. Interest rate represents the rate in effect at April 30, 2014.

(8)	Restricted security (see Note 5).

(9)	Currently the issuer is in default with respect to interest payments or has filed for bankruptcy. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(10)

Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(11)	This Senior Loan will settle after April 30, 2014, at which time the interest rate will be determined.

(12)	Amount is less than 0.05%.

(13)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at April 30, 2014.

(14)	Non-income producing security.

(15)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2014.

27	See Notes to Financial Statements.

Boston Income Portfolio

April 30, 2014

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2014
Unaffiliated investments, at value (identified cost, $4,888,830,654)	$5,162,275,445
Affiliated investment, at value (identified cost, $196,698,983)	196,698,983
Cash	6,209,816
Restricted cash*	5,078,559
Interest and dividends receivable	86,442,068
Interest receivable from affiliated investment	19,446
Receivable for investments sold	35,504,993
Receivable for variation margin on open centrally cleared swap contracts	9,685
Receivable for open non-centrally cleared swap contracts	4,003,146
Premium paid on open non-centrally cleared swap contracts	785,106
Total assets	$5,497,027,247

Liabilities
Cash collateral due to brokers	$4,020,000
Payable for investments purchased	42,734,251
Payable for when-issued/delayed delivery securities	83,784,370
Premium received on open non-centrally cleared swap contracts	38,885
Payable to affiliates:
Investment adviser fee	2,634,659
Trustees’ fees	5,667
Accrued expenses	259,855
Total liabilities	$133,477,687
Net Assets applicable to investors’ interest in Portfolio	$5,363,549,560

Sources of Net Assets
Investors’ capital	$5,085,666,189
Net unrealized appreciation	277,883,371
Total	$5,363,549,560

*	Represents restricted cash on deposit at the custodian and the broker for open derivative contracts.

28	See Notes to Financial Statements.

Boston Income Portfolio

April 30, 2014

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2014
Interest and other income (net of foreign taxes, $9,404)	$168,153,598
Dividends	1,108,841
Interest allocated from affiliated investment	186,415
Expenses allocated from affiliated investment	(22,102)
Total investment income	$169,426,752

Expenses
Investment adviser fee	$15,521,872
Trustees’ fees and expenses	34,000
Custodian fee	449,170
Legal and accounting services	100,832
Miscellaneous	70,390
Total expenses	$16,176,264
Deduct —
Reduction of custodian fee	$1,004
Total expense reductions	$1,004

Net expenses	$16,175,260

Net investment income	$153,251,492

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$11,396,524
Investment transactions allocated from affiliated investment	1,947
Swap contracts	2,541,829
Net realized gain	$13,940,300
Change in unrealized appreciation (depreciation) —
Investments	$48,362,305
Swap contracts	(736,310)
Net change in unrealized appreciation (depreciation)	$47,625,995

Net realized and unrealized gain	$61,566,295

Net increase in net assets from operations	$214,817,787

29	See Notes to Financial Statements.

Boston Income Portfolio

April 30, 2014

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31, 2013
From operations —
Net investment income	$153,251,492	$301,775,408
Net realized gain from investment transactions and swap contracts	13,940,300	112,290,393
Net change in unrealized appreciation (depreciation) from investments and swap contracts	47,625,995	24,159,401
Net increase in net assets from operations	$214,817,787	$438,225,202
Capital transactions —
Contributions	$474,716,400	$399,710,683
Withdrawals	(207,836,677)	(1,300,831,479)
Net increase (decrease) in net assets from capital transactions	$266,879,723	$(901,120,796)

Net increase (decrease) in net assets	$481,697,510	$(462,895,594)

Net Assets
At beginning of period	$4,881,852,050	$5,344,747,644
At end of period	$5,363,549,560	$4,881,852,050

30	See Notes to Financial Statements.

Boston Income Portfolio

April 30, 2014

Supplementary Data

	Six Months Ended April 30, 2014 (Unaudited)		Year Ended October 31,
Ratios/Supplemental Data			2013	2012	2011	2010	2009
Ratios (as a percentage of average daily net assets):
Expenses(1)	0.62	%(2)	0.62%	0.62%	0.63%	0.64%	0.65%
Net investment income	5.87	%(2)	6.15%	6.49%	7.60%	8.67%	10.52%
Portfolio Turnover	19	%(3)	56%	64%	70%	75%	74%

Total Return	4.18	%(3)	9.17%	11.44%	6.01%	18.44%	40.41%

Net assets, end of period (000’s omitted)	$5,363,550		$4,881,852	$5,344,748	$3,296,550	$2,910,146	$2,396,886

(1)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(2)	Annualized.

(3)	Not annualized.

31	See Notes to Financial Statements.

Boston Income Portfolio

April 30, 2014

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Boston Income Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to provide a high level of current income. The Portfolio’s secondary objectives are to seek growth of income and capital. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2014, Eaton Vance Income Fund of Boston, Eaton Vance Multi-Strategy All Market Fund, Eaton Vance Short Duration Strategic Income Fund and Eaton Vance International (Cayman Islands) Short Duration Strategic Income Fund held an interest of 89.2%, 0.1%, 8.8% and 1.8%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Portfolio based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Portfolio. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Portfolio. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.

Equity Securities. Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.

Derivatives. Swaps (other than centrally cleared) are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract, and in the case of credit default swaps, based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. Future cash flows are discounted to their present value using swap rates provided by electronic data services or by broker/dealers. Centrally cleared swaps are valued at the daily settlement price provided by the central clearing counterparty.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Portfolio’s investment in Cash Reserves Fund reflects the Portfolio’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount

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that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Withholding taxes on foreign interest and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

As of April 30, 2014, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

H  Credit Default Swaps — Swap contracts are privately negotiated agreements between the Portfolio and a counterparty. Certain swap contracts may be centrally cleared (“centrally cleared swaps”), whereby all payments are made or received by the Portfolio pursuant to the contract are with a central clearing party (CCP) rather than the original counterparty. The CCP guarantees the performance of the original parties to the contract. When the Portfolio is the buyer of a credit default swap contract, the Portfolio is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty or CCP in the case of a centrally cleared swap to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation occurs. In return, the Portfolio pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Portfolio would have spent the stream of payments and received no proceeds from the contract. When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Portfolio is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Portfolio could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Portfolio for the same referenced obligation. As the seller, the Portfolio may create economic leverage to its portfolio because, in addition to its total net assets, the Portfolio is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The

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Portfolio also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments, if any, are amortized over the life of the swap contract as realized gains or losses. Those upfront payments that are paid or received, typically for non-centrally cleared swaps, are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments, if any, are netted with unrealized appreciation or depreciation on swap contracts to determine the market value of swaps as presented in Notes 6 and 9. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked to market on a daily basis. Upon entering into centrally cleared swaps, the Portfolio is required to deposit with the CCP, either in cash or securities, an amount equal to a certain percentage of the notional amount (initial margin), which is subject to adjustment. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction. In the case of centrally cleared swaps, counterparty risk is minimal due to the protections provided by the CCP.

I  When-Issued Securities and Delayed Delivery Transactions — The Portfolio may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Portfolio maintains security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

J  Interim Financial Statements — The interim financial statements relating to April 30, 2014 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. Pursuant to the investment advisory agreement and subsequent fee reduction agreements between the Portfolio and BMR, the fee is computed at an annual rate of 0.625% of the Portfolio’s average daily net assets up to $1.5 billion, 0.60% from $1.5 billion up to $2 billion, 0.575% from $2 billion up to $5 billion, 0.555% from $5 billion up to $10 billion, and 0.535% of average daily net assets of $10 billion or more, and is payable monthly. The fee reductions cannot be terminated without the consent of a majority of Trustees and a majority of interestholders of the Portfolio. For the six months ended April 30, 2014, the Portfolio’s investment adviser fee amounted to $15,521,872 or 0.59% (annualized) of the Portfolio’s average daily net assets. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2014, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities, paydowns and principal repayments on Senior Loans, aggregated $1,411,870,215 and $956,922,164, respectively, for the six months ended April 30, 2014.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at April 30, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$5,103,118,449

Gross unrealized appreciation	$266,551,435
Gross unrealized depreciation	(10,695,456)

Net unrealized appreciation	$255,855,979

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5  Restricted Securities

At April 30, 2014, the Portfolio owned the following securities (representing 0.4% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Date of Acquisition	Principal Amount/Shares	Cost	Value

Corporate Bonds & Notes
Boyd Gaming Corp. Step Coupon HoldCo Note, 6.00% to 11/20/15, 11/20/18	11/30/12	$594,340	$525,553	$655,141

Total Corporate Bonds & Notes			$525,553	$655,141

Convertible Bonds
Mood Media Corp., 10.00%, 10/31/15	7/30/12	$42,000	$0	$30,198

Total Convertible Bonds			$0	$30,198

Common Stocks
HF Holdings, Inc.	10/27/09	3,400	$182,613	$5,066
New Cotai Participation Corp., Class B	4/12/13	36	1,111,500	1,111,500
Panolam Holdings Co.	12/30/09	6,997	3,844,852	6,819,137

Total Common Stocks			$5,138,965	$7,935,703

Miscellaneous
BLB Worldwide Holdings, Inc., Contingent Value Rights, Expires 11/5/17	11/22/10	8,520	$149,100	$7,668,000
PGP Investors, LLC, Membership Interests	10/23/12	17,143	6,000,000	6,000,001

Total Miscellaneous			$6,149,100	$13,668,001

Total Restricted Securities			$11,813,618	$22,289,043

6  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

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A summary of obligations under these financial instruments at April 30, 2014 is as follows:

Credit Default Swaps — Sell Protection
Counterparty	Reference Entity	Credit Rating*	Notional Amount** (000’s omitted)	Receive Annual Fixed Rate		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation

Bank of America NA	Amkor Technology, Inc.	B2/BB	$3,850	5.00	%(1)	6/20/15	$224,479	$38,885	$263,364
Bank of America NA	Ford Motor Co.	Baa3/BBB-	5,000	5.00	(1)	3/20/17	678,725	(89,194)	589,531
Credit Suisse International	Ford Motor Co.	Baa3/BBB-	4,000	5.00	(1)	12/20/16	503,385	(4,258)	499,127
Deutsche Bank AG	Ford Motor Co.	Baa3/BBB-	3,900	5.00	(1)	9/20/16	451,469	(82,120)	369,349
Deutsche Bank AG	Ford Motor Co.	Baa3/BBB-	3,900	5.00	(1)	9/20/16	451,468	(146,969)	304,499
Deutsche Bank AG	Ford Motor Co.	Baa3/BBB-	7,900	5.00	(1)	12/20/16	994,186	(211,087)	783,099
Goldman Sachs International	Ford Motor Co.	Baa3/BBB-	3,900	5.00	(1)	9/20/16	451,469	(95,107)	356,362
Goldman Sachs International	Ford Motor Co.	Baa3/BBB-	7,900	5.00	(1)	12/20/16	994,186	(156,371)	837,815

Total			$40,350				$4,749,367	$(746,221)	$4,003,146

Centrally Cleared Credit Default Swaps — Sell Protection
Counterparty	Reference Entity	Notional Amount** (000’s omitted)	Receive Annual Fixed Rate		Termination Date	Current Market Annual Fixed Rate***	Market Value	Unamortized Upfront Payments	Net Unrealized Appreciation

CME Group, Inc.	Markit CDX North America High Yield Index	$25,000	5.00	%(1)	12/20/18	3.19%	$2,021,771	$(1,586,337)	$435,434

							$2,021,771	$(1,586,337)	$435,434

*	Credit ratings are those of Moody’s Investors Service, Inc. and Standard & Poor’s Corp. The credit rating of the reference debt obligation (together with the unrealized appreciation or depreciation on the swap) are a representative measure of the current payment/performance risk of the credit default swap. A lower credit rating increases the probability of the occurrence of a credit event.

**	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At April 30, 2014, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $65,350,000.

***	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

At April 30, 2014, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The Portfolio is subject to credit risk in the normal course of pursuing its investment objectives. The Portfolio enters into credit default swap contracts to manage its credit risk, to gain exposure to a credit in which it may otherwise invest, or to enhance return.

The Portfolio enters into swap contracts (other than centrally cleared swaps) that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those swaps in a liability position. At April 30, 2014, the Portfolio had no open derivatives with credit-related contingent features in a net liability position.

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The over-the-counter (OTC) derivatives in which the Portfolio invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and the counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow the counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to the counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as restricted cash and, in the case of cash pledged by the counterparty for the benefit of the Portfolio, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Portfolio of Investments. The carrying amount of the liability for cash collateral due to brokers at April 30, 2014 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 9) at April 30, 2014.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is credit risk at April 30, 2014 was as follows:

	Fair Value
Derivative	Asset Derivative		Liability Derivative

Swap contracts	$4,749,367	(1)	$—
Swap contracts (centrally cleared)	435,434	(2)	—

Total	$5,184,801		$—

Derivatives not subject to master netting or similar agreements	$435,434		$—

Total Derivatives subject to master netting or similar agreements	$4,749,367		$—

(1)	Statement of Assets and Liabilities location: Receivable for open swap contracts; Premium paid/received on open non-centrally cleared swap contracts.

(2)

Amount represents cumulative unrealized appreciation or (depreciation) on centrally cleared swap contracts in the Swap Contracts table above. Only the current day’s variation margin on open centrally cleared swap contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on centrally cleared swap contracts, as applicable.

During the current reporting period, the Portfolio adopted the new disclosure requirements for offsetting assets and liabilities, pursuant to which an entity is required to disclose both gross and net information for assets and liabilities related to derivatives, repurchase and reverse repurchase agreements, and securities lending and securities borrowing transactions that are eligible for offset or subject to an enforceable master netting or similar agreement. The Portfolio’s derivative assets and liabilities at fair value by type, which are reported gross in the Statement of Assets and Liabilities, are presented in the

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table above. The following tables present the Portfolio’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio for assets and pledged by the Portfolio for liabilities as of April 30, 2014.

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)

Bank of America NA	$903,204	$—	$—	$(710,000)	$193,204
Credit Suisse International	503,385	—	(414,296)	—	89,089
Deutsche Bank AG	1,897,123		—	(1,897,123)	—
Goldman Sachs International	1,445,655	—	—	(1,410,000)	35,655

	$4,749,367	$—	$(414,296)	$(4,017,123)	$317,948

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is credit risk for the six months ended April 30, 2014 was as follows:

Derivative	Realized Gain (Loss) on Derivatives Recognized in Income		Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Swap contracts	$2,541,829	(1)	$(736,310	)(2)

(1)	Statement of Operations location: Net realized gain (loss) – Swap contracts.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Swap contracts.

The average notional amount of swap contracts outstanding during the six months ended April 30, 2014, which is indicative of the volume of this derivative type, was approximately $73,350,000.

7  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $750 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2014.

8  Credit Risk

The Portfolio primarily invests in lower rated and comparable quality unrated high yield securities. These investments have different risks than investments in debt securities rated investment grade. Risk of loss upon default by the borrower is significantly greater with respect to such debt than with other debt securities because these securities are generally unsecured and are more sensitive to adverse economic conditions, such as recession or increasing interest rates, than are investment grade issuers.

9  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

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Notes to Financial Statements (Unaudited) — continued

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2014, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total

Corporate Bonds & Notes	$—	$4,618,971,056	$18,920,215	$4,637,891,271
Senior Floating-Rate Interests	—	422,619,291	—	422,619,291
Convertible Bonds	—	18,210,744	30,198	18,240,942
Commercial Mortgage-Backed Securities	—	10,800,351	—	10,800,351
Common Stocks	5,892,599	—	7,935,703	13,828,302
Convertible Preferred Stocks	4,987,194	37,647,458	—	42,634,652
Miscellaneous	1,564,664	7,999,096	6,000,001	15,563,761
Warrants	—	696,875	—	696,875
Short-Term Investments	—	196,698,983	—	196,698,983

Total Investments	$12,444,457	$5,313,643,854	$32,886,117	$5,358,974,428

Swap Contracts	$—	$5,184,801	$—	$5,184,801

Total	$12,444,457	$5,318,828,655	$32,886,117	$5,364,159,229

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended April 30, 2014 is not presented.

At April 30, 2014, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

39

Eaton Vance

Income Fund of Boston

April 30, 2014

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 28, 2014, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2014, as well as information considered throughout the year at meetings of the Board and its committees. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;
•

An independent report comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized peer groups identified by the adviser in consultation with the Board;
•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;
•

Information about the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and the fund’s policies with respect to “soft dollar” arrangements;

•	Data relating to portfolio turnover rates of each fund;
•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;
•	Information about each adviser’s processes for monitoring best execution of portfolio transactions, and other policies and practices of each adviser with respect to trading;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;
•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;
•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;
•

Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;
•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

40

Eaton Vance

Income Fund of Boston

April 30, 2014

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;
•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and
•	The terms of each advisory agreement.

Over the course of the twelve-month period ended April 30, 2014, with respect to one or more funds, the Board met nine times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, seventeen, eleven, six and ten times respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each adviser relating to each fund, and considered the investment and trading strategies used in pursuing each fund’s investment objective, including, where relevant, the use of derivative instruments, as well as processes for monitoring best execution of portfolio transactions and risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement. In evaluating each advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Boston Income Portfolio (the “Portfolio”), the portfolio in which Eaton Vance Income Fund of Boston (the “Fund”) invests, with Boston Management and Research (the “Adviser”), an affiliate of Eaton Vance Management, including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. In particular, the Board considered the abilities and experience of such investment personnel in analyzing special considerations relevant to investing in high-yield debt. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods of the Adviser to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management.

The Board reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

41

Eaton Vance

Income Fund of Boston

April 30, 2014

Board of Trustees’ Contract Approval — continued

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2013 for the Fund. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual fee rates for investment advisory and administrative services payable by the Portfolio and by the Fund (referred to as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2013, as compared to a group of similarly managed funds selected by an independent data provider. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions taken by management in recent years to reduce expenses at the fund complex level, including the negotiation of reduced fees for transfer agency and custody services.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with their relationships with the Fund and the Portfolio, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund and the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from economies of scale in the future.

42

Eaton Vance

Income Fund of Boston

April 30, 2014

Officers and Trustees

Officers of Eaton Vance Income Fund of Boston

Michael W. Weilheimer

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Officers of Boston Income Portfolio

Michael W. Weilheimer

President

Payson F. Swaffield

Vice President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Income Fund of Boston and Boston Income Portfolio

Ralph F. Verni

Chairman

Scott E. Eston

Thomas E. Faust Jr.*

Allen R. Freedman

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

William H. Park

Ronald A. Pearlman

Helen Frame Peters

Harriett Tee Taggart

*	Interested Trustee

43

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

44

Investment Adviser of Boston Income Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator of Eaton Vance Income Fund of Boston

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7710    4.30.14

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Series Trust II

By:	/s/ Michael W. Weilheimer
Michael W. Weilheimer
President

Date: June 11, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date: June 11, 2014

By:	/s/ Michael W. Weilheimer
Michael W. Weilheimer
President

Date: June 11, 2014